CONDENSED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($)	Total	Tailwind Acquisition Corp [Member]	Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Deficit Tailwind Acquisition Corp [Member]	Class B Common Stock [Member] Common Stock Tailwind Acquisition Corp [Member]	Series C Preferred Stock [Member]	Series C Preferred Stock [Member] Preferred Stock	Series C Preferred Stock [Member] Additional Paid-in Capital
Balance at the beginning at Dec. 31, 2020	$ 12,879,913	$ (46,379,897)	$ 3,923	$ 994	$ 50,554,228	$ (37,679,232)	$ (46,380,733)	$ 836
Balance at the beginning (in shares) at Dec. 31, 2020			39,226,351	9,949,051				8,355,393
Issuance of stock									$ 5,642,970	$ 113	$ 5,642,857
Issuance of stock (in shares)										1,128,594
Issuance of common stock – options exercised	7,800			$ 5	7,795
Issuance of common stock – options exercised (in shares)				50,000
Share based compensation	441,367				441,367
Net income (loss)	(9,383,975)	17,789,488				(9,383,975)	17,789,488
Balance at the ending at Dec. 31, 2021	9,588,075	(28,590,409)	$ 4,036	$ 999	56,646,247	(47,063,207)	(28,591,245)	$ 836
Balance at the ending (in shares) at Dec. 31, 2021			40,354,945	9,999,051				8,355,393
Issuance of stock									$ 188,890	$ 4	$ 188,886
Issuance of stock (in shares)										37,778
Issuance of common stock – options exercised	147,557			$ 78	147,479
Issuance of common stock – options exercised (in shares)				783,040
Accretion to common stock subject to redemption amount		(1,416,561)					(1,416,561)
Share based compensation	2,362,340				2,362,340
Net income (loss)	(14,129,101)	11,141,409				(14,129,101)	11,141,409
Balance at the ending at Dec. 31, 2022	$ (1,842,239)	$ (18,865,561)	$ 4,040	$ 1,077	$ 59,344,952	$ (61,192,308)	$ (18,866,397)	$ 836
Balance at the ending (in shares) at Dec. 31, 2022			40,392,723	10,782,091				8,355,393